Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions Tables
Summary of notes payable

Summary of notes payable

		Accrued			December 31,
Loan	Loan	Interest		Amount	2013
Date	Amount	to date	Total	Paid	Outstanding
Jan 26 ‘09	96,960	24,793	121,753	121,753	-
May 08 ‘09	200,000	40,443	240,443	240,443	-
Aug 31 ‘10	350,000	80,763	430,763	147,804	282,959

	$646,960	$145,999	$792,959	$510,000	$282,959